Right-of-use assets, long-term financial assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2024	5,320	91	26	5,437
Lease modification and reassessment	213	—	—	213
Depreciation	(1,064)	(40)	(6)	(1,110)
Balance as of December 31, 2025	4,469	51	20	4,540

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2023	3,446	50	12	3,508
Additions and reassessment	2,516	64	26	2,606
Depreciation	(642)	(23)	(12)	(677)
Balance as of December 31, 2024	5,320	91	26	5,437

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

	For the Year Ended
	December 31,
In CHF thousands	2025	2024
Statements of income/(loss)
Depreciation of right-of-use assets	1,110	677
Interest expense on lease liabilities	174	113
Expense for short-term leases and leases of low value	690	752
Total	1,975	1,542

Statements of cash flows
Total cash outflow for leases	1,891	1,549

Schedule of contractual undiscounted cash flows for lease obligations

	As of
	December 31,
In CHF thousands	2025	2024
Less than one year	1,079	1,200
1-3 years	2,077	2,372
3-5 years	2,038	2,352
Total	5,194	5,924